Mortgage Banking Activities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Banking Activities (Textual) [Abstract]
Cumulative effect of fair value election for certain residential mortgage servicing rights	$ 2,000,000
Amortization	(233,000,000)	(264,000,000)	(228,000,000)
Fair Value of amortized MSRs	1,400,000,000	1,756,000,000	1,812,000,000	1,261,000,000
Retained earnings [Member]
Mortgage Banking Activities (Textual) [Abstract]
Cumulative effect of fair value election for certain residential mortgage servicing rights	2,000,000
Liability For Mortgage Loans Repurchase Losses [Member]
Mortgage Banking Activities (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	2,400,000,000
Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization		(50,000,000)	(5,000,000)
Residential Mortgage Servicing [Member] | Election of fair value option [Member]
Mortgage Banking Activities (Textual) [Abstract]
Residential MSRs transferred from amortized MSRs	315,000,000
Amortized [Member]
Mortgage Banking Activities (Textual) [Abstract]
Amortization	(233,000,000)	(264,000,000)	(228,000,000)
Amortized [Member] | Commercial Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Fair Value of amortized MSRs	1,400,000,000	1,440,000,000	1,371,000,000
Amortized [Member] | Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Residential MSRs transferred to MSRs carried at Fair Value, Gross	350,000,000
Residential MSRs transferred to MSRs carried at Fair Value, Net	313,000,000
Balance of amortized MSRs		350,000,000	400,000,000
Fair Value of amortized MSRs		$ 316,000,000	$ 441,000,000